GOODWILL (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year		¥ 59,353		¥ 58,308
Acquisition	¥ 393	0		1,138
Disposals and immaterial others		0		(93)
Balance at end of period		¥ 59,353	$ 9,314	¥ 59,353